Short-Term Loans - Schedule of Movement in Short-Term Loans (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Movement in Short-Term Loans [Abstract]
Beginning Balance	$ 1,197
Repayment of short-term loans	(1,197)
Ending Balance